Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities [Abstract]
Other Liabilities

NOTE 11 — OTHER LIABILITIES

The following table presents components of other liabilities:

Other Liabilities (dollars in millions)

	December 31, 2013	December 31, 2012
Equipment maintenance reserves	$ 904.2	$ 850.0
Accrued expenses and accounts payable	478.1	554.0
Accrued interest payable	247.1	235.3
Security and other deposits	227.4	231.6
Current taxes payable and deferred taxes	179.8	185.5
Valuation adjustment relating to aerospace commitments (1)	137.5	188.1
Other (2)	403.3	425.4
Total other liabilities	$ 2,577.4	$ 2,669.9

(1) In conjunction with FSA, a liability was recorded to reflect the current fair value of aircraft purchase commitments outstanding at the time.  When the aircraft are purchased, the cost basis of the assets is reduced by the associated liability.

(2) Other liabilities consist of other taxes, property tax reserves and other miscellaneous liabilities.